Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The table below presents the changes in the carrying amount of goodwill by reportable segment:

	Cyber and Engineering	Analytics	Total
As of May 22, 2020	$—	$—	$—
Goodwill arising from the PCI acquisition	34,966	—	34,966
Goodwill arising from the NuWave acquisition	—	10,419	10,419
Goodwill arising from the Open Solutions acquisition	—	26,857	26,857
Goodwill arising from the ProModel acquisition	—	19,029	19,029

As of December 31, 2020	$34,966	$56,305	$91,271
Measurement period adjustment—PCI	286	—	286
Measurement period adjustment—ProModel	—	79	79

As of December 31, 2021	$35,252	$56,384	$91,636